Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Subsidiaries of Company and Consolidated Variable Interest Entities

The accompanying consolidated financial statements include the financial statements of the Company, its principal subsidiaries and consolidated VIEs and the VIE’s subsidiaries (defined in Note 1(b)) as follows:

Name	Relationship	% of direct or indirect economic ownership	Date of incorporation	Place of incorporation/ establishment	Principal activities

Tetris Media Limited	Subsidiary	100%	July 2007	Hong Kong	Internet marketing services and solutions
iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Internet marketing services and solutions

China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Internet marketing services and solutions

iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Internet marketing services and solutions
iClick Data Technology (Beijing) Limited (previously named iClick Interactive (Beijing) Advertisement Co., Ltd.)	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions

Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions

Performance Media Group Limited	Subsidiary	100%	January 2013	Hong Kong	Internet marketing services and solutions
Addoil Broadcasts Limited (“Addoil”)	Subsidiary	100%	June 2017	Hong Kong	Mobile content aggregator, digital advertising and marketing services

Tetris Media (Shanghai) Co., Ltd.	Subsidiary	100%	July 2013	The PRC	Internet marketing services and solutions

OptAim (Beijing) Information Technology Co., Ltd. (“OptAim WFOE”)	Subsidiary	100%	November 2014	The PRC	Internet marketing services and solutions

Anhui Zhiyunzhong Information Technology Co., Ltd. (“OptAim AH”)	Subsidiary	100%	November 2017	The PRC	Internet marketing services and solutions

Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”)	VIE	100%	September 2012	The PRC	Internet marketing services and solutions

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs and the VIE’s subsidiaries (defined in Note 1(b)) as follows: (Continued)

Name	Relationship	% of direct or indirect economic ownership	Date of incorporation	Place of incorporation/ establishment	Principal activities

Zhiyunzhong (Shanghai) Technology Co., Ltd. (“Shanghai OptAim”)	VIE’s subsidiary	100%	September 2014	The PRC	Internet marketing services and solutions

Shanghai Myhayo Technology Co., Ltd. (“Myhayo”) (Note (i))	VIE’s subsidiary	40%	May 2017	The PRC	Mobile content aggregator, digital advertising and marketing services

Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”) (Note (i),(ii))	VIE’s subsidiary	36.8%	September 2018	The PRC	Mobile content aggregator, digital advertising and marketing services

Changyi (Shanghai) Information Technology Ltd. (“Changyi”) (Note (i),(ii))	Subsidiary	41.46%	January 2014	The PRC	SaaS products offering

Suzhou Changyi Information Technology Ltd. (“Suzhou Changyi”) (Note (i))	Subsidiary	41.46%	August 2015	The PRC	SaaS products offering

Xi'an Changzhan Information Technology Ltd. (“Xian Changyi”) (Note (i))	Subsidiary	41.46%	August 2019	The PRC	SaaS products offering

Arda Holdings Limited	VIE	100%	May 2010	BVI	Treasury management

Note:

(i)

Although the Company owns less than 50% ownership in these entities, these entities are consolidated as the Company obtains control with its controlling voting right at the level of both shareholders and board of directors pursuant to agreements with other investors of these entities.

(ii)

The Company acquired 40% equity interest of Anhui Myhayo in November 2018 (Note 4(a)). In August 2019, there was a contribution from non-controlling interests of US$2,905 to Anhui Myhayo whereby the Company's equity interest in Anhui Myhayo was diluted to 36.8%. The transaction did not result in a loss of the Company’s control over Anhui Myhayo and was accounted for as a transaction with non-controlling interests.

(iii)

The Company acquired 34.38% equity interest of Changyi, which holds 100% equity interest of Suzhou Changyi and Xian Changyi, in January 2019 (Note 4(b)). In May 2019, the Company has injected a total cash of US$2,217 to Changyi as paid-up capital whereby the Company's equity interest in Changyi increased to 41.46%. The transaction did not change the Company’s control over Changyi and was accounted for as a transaction with non-controlling interests.